Note 5 - Segment Reporting - Reportable Segments (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Net sales		R$ 50,231.3		R$ 47,899.3		R$ 45,602.6
Cost of sales		(19,269.6)		(18,041.8)		(16,678.0)
Gross profit		30,961.7		29,857.5		28,924.6
Distribution expenses		(6,736.5)		(6,295.5)		(6,085.5)
Sales and marketing expenses		(5,729.5)		(5,620.0)		(5,925.0)
Administrative expenses		(2,367.2)		(2,623.8)		(2,166.1)
Other operating income/(expenses)		947.3		1,217.3		1,223.1
Exceptional items		(86.4)		(108.7)		1,134.3
Income from operations (EBIT)		16,989.4		16,426.8		17,105.4
Net finance cost		(3,823.4)		(3,493.9)		(3,702.0)
Share of result of joint ventures		1.0		(3.1)		(5.0)
Income before income tax		13,167.0		12,929.8		13,398.4
Income tax expense		(1,789.6)		(5,079.3)		(315.0)
Net Income		11,377.4		7,850.5		13,083.4
Normalized EBITDA(iii)	[1]	21,098.9		20,147.6		19,483.1
Depreciation. amortization and impairment		R$ (4,023.1)		R$ (3,612.1)		R$ (3,512.0)
Normalized EBITDA margin in %		42.00%		42.10%		42.70%
Acquisition of property, plant and equipment		R$ 3,571.0		R$ 3,206.0		R$ 4,035.4
Total assets		94,126.1		86,851.9		83,841.4
Total liabilities		94,126.1		86,851.9		83,841.4
Operating segments [member]
Statement Line Items [Line Items]
Total assets		76,745.9		70,575.1		71,329.8
Total liabilities		29,742.4		32,747.0		31,811.0
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Total assets		(2,246.5)		(3,077.7)		(3,968.1)
Total liabilities		(2,246.4)		(3,077.7)		(3,968.1)
Unallocated amounts [member]
Statement Line Items [Line Items]
Total assets		19,626.7		19,354.5		16,479.7
Total liabilities		66,630.1		57,182.6		55,998.5
North Latin America segment [member]
Statement Line Items [Line Items]
Net sales	[2]	32,628.1		31,086.0		28,927.8
Cost of sales	[2]	(12,584.9)		(11,935.0)		(10,870.4)
Gross profit	[2]	20,043.2		19,151.0		18,057.4
Distribution expenses	[2]	(4,399.1)		(4,193.8)		(3,965.4)
Sales and marketing expenses	[2]	(3,645.3)		(3,655.5)		(3,671.1)
Administrative expenses	[2]	(1,696.0)		(1,954.1)		(1,486.3)
Other operating income/(expenses)	[2]	985.0		1,170.5		1,283.7
Exceptional items	[2]	18.7		(56.1)		1,183.2
Income from operations (EBIT)	[2]	11,306.5		10,462.0		11,401.5
Net finance cost	[2]	(2,211.8)		(2,693.3)		(3,694.5)
Share of result of joint ventures	[2]	(2.3)		(4.7)		(6.8)
Income before income tax	[2]	9,092.4		7,764.0		7,700.2
Income tax expense	[2]	(299.8)		(3,309.5)		1,100.1
Net Income	[2]	8,792.6		4,454.5		8,800.3
Normalized EBITDA(iii)	[1],[2]	14,053.2		13,233.9		12,805.0
Depreciation. amortization and impairment	[2]	R$ (2,765.4)		R$ (2,715.8)		R$ (2,586.7)
Normalized EBITDA margin in %	[2]	43.10%		42.60%		44.30%
Acquisition of property, plant and equipment	[2]	R$ 2,312.3		R$ 1,862.0		R$ 2,352.0
Total assets	[2]
Total liabilities	[2]
North Latin America segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Total assets		51,373.8	[2]	48,811.7	[2]	50,935.0
Total liabilities	[2]	21,673.0		23,031.6		22,958.9
North Latin America segment [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Total assets			[2]				[2]
Total liabilities			[2]				[2]
North Latin America segment [member] | Unallocated amounts [member]
Statement Line Items [Line Items]
Total assets	[2]
Total liabilities	[2]
South Latin America segment [member]
Statement Line Items [Line Items]
Net sales	[3]	10,753.9		10,769.7		10,212.9
Cost of sales	[3]	(4,269.7)		(4,122.6)		(3,685.4)
Gross profit	[3]	6,484.2		6,647.1		6,527.5
Distribution expenses	[3]	(1,053.1)		(1,007.9)		(979.6)
Sales and marketing expenses	[3]	(1,113.9)		(1,091.3)		(1,317.6)
Administrative expenses	[3]	(410.8)		(384.5)		(400.2)
Other operating income/(expenses)	[3]	(24.6)		41.2		(39.0)
Exceptional items	[3]	(88.3)		(41.3)		(41.5)
Income from operations (EBIT)	[3]	3,793.5		4,163.3		3,749.6
Net finance cost	[3]	(1,431.4)		(709.5)		(439.0)
Share of result of joint ventures	[3]
Income before income tax	[3]	2,362.1		3,453.8		3,310.6
Income tax expense	[3]	(866.8)		(1,144.1)		(814.0)
Net Income	[3]	1,495.3		2,309.7		2,496.6
Normalized EBITDA(iii)	[1],[3]	4,893.7		4,866.6		4,501.7
Depreciation. amortization and impairment	[3]	R$ (1,011.9)		R$ (662.0)		R$ (710.6)
Normalized EBITDA margin in %	[3]	45.50%		45.20%		44.10%
Acquisition of property, plant and equipment	[3]	R$ 1,040.8		R$ 1,051.2		R$ 1,365.5
Total assets	[3]
Total liabilities	[3]
South Latin America segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Total assets	[3]	14,447.8		11,558.5		11,149.0
Total liabilities	[3]	4,484.6		6,015.2		5,576.4
South Latin America segment [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Total assets	[3]
Total liabilities	[3]
South Latin America segment [member] | Unallocated amounts [member]
Statement Line Items [Line Items]
Total assets	[3]
Total liabilities	[3]
Canada segment [member]
Statement Line Items [Line Items]
Net sales		6,849.3		6,043.6		6,461.9
Cost of sales		(2,415.0)		(1,984.2)		(2,122.2)
Gross profit		4,434.3		4,059.4		4,339.7
Distribution expenses		(1,284.3)		(1,093.8)		(1,140.5)
Sales and marketing expenses		(970.3)		(873.2)		(936.3)
Administrative expenses		(260.4)		(285.2)		(279.6)
Other operating income/(expenses)		(13.1)		5.6		(21.6)
Exceptional items		(16.8)		(11.3)		(7.4)
Income from operations (EBIT)		1,889.4		1,801.5		1,954.3
Net finance cost		(180.2)		(91.1)		431.5
Share of result of joint ventures		3.3		1.6		1.8
Income before income tax		1,712.5		1,712.0		2,387.6
Income tax expense		(623.0)		(625.7)		(601.1)
Net Income		1,089.5		1,086.3		1,786.5
Normalized EBITDA(iii)	[1]	2,152.0		2,047.1		2,176.4
Depreciation. amortization and impairment		R$ (245.8)		R$ (234.3)		R$ (214.7)
Normalized EBITDA margin in %		31.40%		33.90%		33.70%
Acquisition of property, plant and equipment		R$ 217.9		R$ 292.8		R$ 317.9
Total assets
Total liabilities
Canada segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Total assets		10,924.3		10,204.9		9,245.8
Total liabilities		3,584.8		3,700.2		3,275.7
Canada segment [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Total assets
Total liabilities
Canada segment [member] | Unallocated amounts [member]
Statement Line Items [Line Items]
Total assets
Total liabilities
Latin America – north segment - CAC segment [member]
Statement Line Items [Line Items]
Net sales		5,813.9		4,733.0		3,973.2
Distribution expenses		(627.6)		(538.6)		(409.9)
Other operating income/(expenses)		20.0		77.8		9.6
Share of result of joint ventures		3.9		6.0		19.0
Net Income		1,339.4		1,018.1		823.4
Depreciation. amortization and impairment		(487.1)		(406.8)		(338.0)
Latin America - north segment - Brazil [member]
Statement Line Items [Line Items]
Net sales		26,814.2		26,353.0		24,954.6
Distribution expenses		(3,771.5)		(3,655.2)		(3,555.5)
Exceptional items		(43.7)		(33.0)		1,196.7
Net finance cost		(2,155.0)		(2,646.8)		(3,685.3)
Share of result of joint ventures		(6.2)		(10.7)		(25.8)
Net Income		7,453.2		3,436.4		7,976.9
Latin America - north [member]
Statement Line Items [Line Items]
Net sales		32,628.1		31,086.0		28,927.8
Sales and marketing expenses		(3,645.3)		(3,655.5)		(3,671.1)
Exceptional items		18.7		(56.1)		1,183.2
Net finance cost		(2,211.8)		(2,693.3)		(3,694.5)
Share of result of joint ventures		(2.3)		(4.7)		(6.8)
Net Income		8,792.6		4,454.5		8,800.3
Normalized EBITDA(iii)	[4]	R$ 14,053.2		R$ 13,233.9		R$ 12,805.0

[1]	Normalized EBITDA is calculated excluding of the net income the following effects: (i) Income tax expense, (iii) Share of results of joint ventures (iii) Net finance result, (iv) Exceptional items, and (v) Depreciation, amortization and impairment of property, plant and equipment.
[2]	Latin America – North: includes operations in Brazil, Luxembourg and CAC (El Salvador, Guatemala, Nicaragua, Dominican Republic, Saint Vincent, Dominica, Antigua, Cuba, Barbados and Panama).
[3]	Latin America – South: includes operations in Argentina, Bolivia, Chile, Paraguay and Uruguay. In addition Colombia, Ecuador and Peru, until December 31, 2016, due to exchange of shareholdings, according the Note 1 - Corporate information.
[4]	Normalized EBITDA is calculated excluding of the net income the following effects: (i) Income tax expense, (iii) Share of results of joint ventures, (iii) Net finance result, (iv) Exceptional items, and (v) Depreciation, amortization and impairment of property, plant and equipment.